AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2023

(unaudited)

Principal Amount	Corporate Bonds (93.8%)	Value	(a)
	Basic Industry (1.0%)
	Paper (1.0%)
	Mercer International, Inc.
$ 975,000	5.500%, 01/15/26	$ 949,660

	Brokerage/Asset Managers/ Exchanges (3.2%)
	LPL Holdings, Inc.
3,375,000	4.625%, 11/15/27 144A	3,189,375

	Capital Goods (7.8%)
	Aerospace/Defense (1.0%)
	TransDigm, Inc.
1,000,000	6.375%, 06/15/26	977,500

	Building Materials (2.9%)
	Builders FirstSource, Inc.
1,253,000	5.000%, 03/01/30 144A	1,160,270

	PGT Innovations, Inc.
1,866,000	4.375%, 10/01/29 144A	1,686,211
		2,846,481

	Diversified Manufacturing (2.9%)
	WESCO Distribution, Inc.
2,750,000	7.250%, 06/15/28 144A	2,823,700

	Packaging (1.0%)
	Berry Global, Inc.
1,000,000	5.625%, 07/15/27 144A	993,315
	Total Capital Goods	7,640,996

	Communications (4.8%)
	Cable Satellite (2.2%)
	Viasat, Inc.
2,300,000	5.625%, 09/15/25 144A	2,180,538

	Media Entertainment (2.6%)
	Nexstar Media, Inc.
2,800,000	5.625%, 07/15/27 144A	2,587,285
	Total Communications	4,767,823

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Cyclical (25.8%)
	Automotive (4.4%)
	Ford Holdings LLC
$ 1,000,000	9.300%, 03/01/30	$ 1,154,245

	Ford Motor Credit Co. LLC
1,000,000	3.096%, 05/04/23	998,750

	JB Poindexter & Co., Inc.
2,350,000	7.125%, 04/15/26 144A	2,203,125
		4,356,120

	Consumer Cyclical Services (5.2%)
	ASGN, Inc.
1,575,000	4.625%, 05/15/28 144A	1,469,648

	Cars.com, Inc.
1,850,000	6.375%, 11/01/28 144A	1,748,250

	Cushman & Wakefield US Borrower LLC
2,100,000	6.750%, 05/15/28 144A	1,880,078
		5,097,976

	Gaming (5.4%)
	Caesars Entertainment, Inc.
500,000	6.250%, 07/01/25 144A	500,023

	Churchill Downs, Inc.
600,000	5.500%, 04/01/27 144A	587,451
2,000,000	4.750%, 01/15/28 144A	1,872,850

	Penn Entertainment, Inc.
500,000	5.625%, 01/15/27 144A	469,475

	Scientific Games International, Inc.
900,000	8.625%, 07/01/25 144A	921,375

	VICI Properties LP/VICI Note Co., Inc.
1,000,000	4.625%, 12/01/29 144A	910,315
		5,261,489

	Home Construction (1.7%)
	Century Communities, Inc.
1,675,000	6.750%, 06/01/27	1,670,817

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Cyclical (continued)
	Leisure (2.9%)
	Live Nation Entertainment, Inc.
$ 1,475,000	4.875%, 11/01/24 144A	$ 1,445,500
1,550,000	4.750%, 10/15/27 144A	1,433,750
		2,879,250

	Lodging (1.3%)
	Marriott Ownership Resorts Inc.
1,450,000	4.750%, 01/15/28	1,295,938

	Restaurants (0.9%)
	Dave & Buster's, Inc.
880,000	7.625%, 11/01/25 144A	896,786

	Retailers (4.0%)
	Academy Ltd.
2,050,000	6.000%, 11/15/27 144A	1,999,595

	Bath & Body Works, Inc.
870,000	6.694%, 01/15/27	867,825
1,000,000	7.500%, 06/15/29	1,020,543
		3,887,963
	Total Consumer Cyclical	25,346,339

	Consumer Non-Cyclical (11.5%)
	Food and Beverage (3.9%)
	Performance Food Group, Inc.
1,075,000	6.875%, 05/01/25 144A	1,077,688

	United Natural Foods, Inc.
1,925,000	6.750%, 10/15/28 144A	1,789,114

	US Foods, Inc.
1,000,000	4.750%, 02/15/29 144A	923,750
		3,790,552

	Healthcare (3.2%)
	Avantor Funding, Inc.
1,000,000	4.625%, 07/15/28 144A	947,500

	IQVIA, Inc.
1,150,000	5.000%, 10/15/26 144A	1,124,125

	Teleflex, Inc.
1,100,000	4.250%, 06/01/28 144A	1,046,007
		3,117,632

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Non-Cyclical (continued)
	Supermarkets (4.4%)
	Albertsons Cos Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
$ 1,325,000	4.625%, 01/15/27 144A	$ 1,281,388
1,300,000	5.875%, 02/15/28 144A	1,292,012

	SEG Holding LLC/ SEG Finance Corp.
1,875,000	5.625%, 10/15/28 144A	1,776,398
		4,349,798
	Total Consumer Non-Cyclical	11,257,982

	Energy (12.6%)
	Independent (3.9%)
	Occidental Petroleum Corp.
2,000,000	8.500%, 07/15/27	2,200,000
1,000,000	7.500%, 05/01/31	1,102,900

	PDC Energy, Inc.
500,000	6.125%, 09/15/24	497,500
		3,800,400

	Midstream (7.5%)
	Buckeye Partners LP
1,000,000	4.150%, 07/01/23	992,234

	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
1,100,000	5.750%, 04/01/25	1,074,139
1,000,000	8.000%, 04/01/29 144A	1,020,000

	Global Partners LP/GLP Finance Corp.
1,175,000	7.000%, 08/01/27	1,127,431

	New Fortress Energy, Inc.
3,300,000	6.750%, 09/15/25 144A	3,176,250
		7,390,054

	Oil Field Services (1.2%)
	USA Compression Partners LP/USA Compression Finance Corp.
1,200,000	6.875%, 04/01/26	1,166,336
	Total Energy	12,356,790

	Finance Companies (3.9%)
	Fortress Transportation and Infrastructure Investors LLC
1,492,000	6.500%, 10/01/25 144A	1,492,992
2,250,000	9.750%, 08/01/27 144A	2,373,953
		3,866,945
	Total Finance Companies	3,866,945

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Other Financial (0.7%)
	The Howard Hughes Corp.
$ 730,000	5.375%, 08/01/28 144A	$ 664,745

	Other Industrial (2.5%)
	Tutor Perini Corp.
3,500,000	6.875%, 05/01/25 144A	2,467,500

	REITs (4.4%)
	Other REITs (4.4%)
	RHP Hotel Properties LP/RHP Finance Corp.
1,000,000	4.750%, 10/15/27	937,198

	Rithm Capital Corp.
1,875,000	6.250%, 10/15/25 144A	1,673,438

	XHR LP
1,800,000	6.375%, 08/15/25 144A	1,765,710
	Total REITs	4,376,346

	Technology (10.1%)
	Black Knight InfoServ LLC
750,000	3.625%, 09/01/28 144A	679,448

	Camelot Finance SA
1,000,000	4.500%, 11/01/26 144A	945,000

	CDW LLC/CDW Finance Corp.
825,000	4.250%, 04/01/28	768,818

	Coherent Corp.
1,500,000	5.000%, 12/15/29 144A	1,361,550

	Entegris, Inc.
1,000,000	4.375%, 04/15/28 144A	903,427

	Gartner, Inc.
1,000,000	4.500%, 07/01/28 144A	949,200

	Iron Mountain, Inc.
925,000	4.875%, 09/15/27 144A	874,310
875,000	5.250%, 03/15/28 144A	833,525

	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
875,000	4.625%, 11/01/26 144A	822,500

	SS&C Technologies, Inc.
1,825,000	5.500%, 09/30/27 144A	1,770,795
	Total Technology	9,908,573

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Transportation (5.5%)
	Airlines (2.0%)
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
$ 2,000,000	5.500%, 04/20/26 144A	$ 1,968,224

	Railroads (2.0%)
	Watco Cos. LLC / Watco Finance Corp.
2,050,000	6.500%, 06/15/27 144A	1,921,509

	Transportation Services (1.5%)
	Cargo Aircraft Management, Inc.
1,650,000	4.750%, 02/01/28 144A	1,475,348
	Total Transportation	5,365,081
	Total Corporate Bonds (cost $98,665,559)	92,158,155

Shares	Short-Term Investment (4.7%)
4,592,818	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 4.69%* (cost $4,592,818)		4,592,818

	Total Investments (cost $103,258,377 - note b)	98.5%	96,750,973
	Other assets less liabilities	1.5	1,439,682
	Net Assets	100.0%	$ 98,190,655

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023

(unaudited)

Portfolio Distribution	Percent of Investments
Aerospace/Defense	1.1%
Airlines	2.1
Automotive	4.7
Broker/ Asset Managers/ Exchanges	3.5
Building Materials	3.1
Cable Satellite	2.4
Consumer Cyclical Services	5.5
Diversified Manufacturing	3.1
Finance Companies	4.2
Food and Beverage	4.1
Gaming	5.7
Healthcare	3.4
Home Construction	1.8
Independent	4.1
Leisure	3.1
Lodging	1.4
Media Entertainment	2.8
Midstream	8.0
Oil Field Services	1.3
Other Financial	0.7
Other Industrial	2.7
Other REITs	4.7
Packaging	1.1
Paper	1.0
Railroads	2.1
Restaurants	1.0
Retailers	4.2
Supermarkets	4.7
Technology	10.8
Transportation Services	1.6
100.0%

* The rate is an annualized seven-day yield at period end.

Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $73,356,321 or 74.7% of net assets.

See accompanying notes to financial statements.

AQUILA HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023

(unaudited)

(a)   Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)   At March 31, 2023 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $104,000,521 amounted to $7,249,548, which consisted of aggregate gross unrealized appreciation of $31,257 and aggregate gross unrealized depreciation of $7,280,805.

(c)   Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2023:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$ 4,592,818
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	92,158,155
Level 3 – Significant Unobservable Inputs	—
Total	$ 96,750,973
+ See schedule of investments for a detailed listing of securities.